November 30,2004 Vanguard Consumer Staples Index Fund	Shares	Market Value (000)
COMMON STOCKS (99.9%)

Agriculture—Fish & Ranch (0.7%)
Bunge Ltd.	2,200	$ 116
Delta & Pine Land Co.	1,244	33
*Alico, Inc.	288	16

		165

Beverage—Brewers & Wineries (4.7%)
Anheuser-Busch Cos., Inc.	16,864	845
*Constellation Brands, Inc. Class A	2,184	98
Adolph Coors Co. Class B	648	49
*Robert Mondavi Corp. Class A	491	28
*Boston Beer Co., Inc. Class A	772	17

		1,037

Beverage—Distillers (0.2%)
Brown-Forman Corp. Class B	1,052	50

Beverage—Soft Drinks (14.7%)
The Coca-Cola Co.	38,216	1,502
PepsiCo, Inc.	29,531	1,474
Coca-Cola Enterprises, Inc.	5,952	124
The Pepsi Bottling Group, Inc.	3,830	107
PepsiAmericas, Inc.	2,044	43
*Peet's Coffee & Tea Inc.	720	18
Coca-Cola Bottling Co.	320	17

		3,285

Chemicals (0.4%)
*Energizer Holdings, Inc.	1,656	77

Consumer Products (7.5%)
Gillette Co.	20,008	870
Kimberly-Clark Corp.	10,508	668
Alberto-Culver Co. Class B	1,862	86
The Topps Co., Inc.	2,132	21
*Playtex Products, Inc.	2,500	19
*USANA Health Sciences, Inc.	624	19

		1,683

Cosmetics (2.7%)
Avon Products, Inc.	10,204	383
Estee Lauder Cos. Class A	2,936	128
Nu Skin Enterprises, Inc.	1,477	33
*Elizabeth Arden, Inc.	1,068	24
*Revlon, Inc. Class A	8,876	19
*Del Laboratories, Inc.	484	17

		604

Drug & Grocery Store Chains (10.5%)
Walgreen Co.	21,584	824
CVS Corp.	8,640	392
*The Kroger Co.	15,309	248
*Safeway, Inc.	10,048	194
Albertson's, Inc.	6,948	176
Whole Foods Market, Inc.	1,412	128
SuperValu Inc.	3,164	100
*Rite Aid Corp.	14,460	53
*7-Eleven, Inc.	1,340	32
Casey's General Stores, Inc.	1,632	32
Longs Drug Stores, Inc.	1,092	29
Ruddick Corp.	1,280	28
Arden Group Inc. Class A	204	20
Winn-Dixie Stores, Inc.	5,008	20
Weis Markets, Inc.	500	19
*Wild Oats Markets Inc.	2,392	17
*The Great Atlantic & Pacific Tea Co., Inc.	2,140	16
Ingles Markets, Inc.	1,264	16

		2,344

Drugs & Pharmaceuticals (0.1%)
*Chattem, Inc.	628	23

Foods (16.6%)
Sysco Corp.	13,644	474
Sara Lee Corp.	16,972	399
General Mills, Inc.	6,984	318
ConAgra Foods, Inc.	11,164	302
H.J. Heinz Co.	7,652	284
Kellogg Co.	5,512	241
Wm. Wrigley Jr. Co.	3,128	215
Hershey Foods Corp.	4,020	208
Kraft Foods Inc.	5,960	204
Campbell Soup Co.	5,232	149
*Dean Foods Co.	3,792	120
McCormick & Co., Inc.	2,804	102
Tyson Foods, Inc.	5,472	90
*Smithfield Foods, Inc.	2,348	68
J.M. Smucker Co.	1,492	68
*Del Monte Foods Co.	5,596	61
Hormel Foods Corp.	1,960	60
*NBTY, Inc.	1,632	43
*Performance Food Group Co.	1,608	42
Flowers Foods, Inc.	1,180	36
Ralcorp Holdings, Inc.	860	35
*Chiquita Brands International, Inc.	1,476	29
*Hain Celestial Group, Inc.	1,316	26
Tootsie Roll Industries, Inc.	816	25
Pilgrim's Pride Corp.	696	23
American Italian Pasta Co.	1,176	23
Lance, Inc.	1,124	21
Sanderson Farms, Inc.	542	20
*J & J Snack Foods Corp.	361	17

		3,703

Manufacturing (0.2%)
*Rayovac Corp.	1,152	34

Metals & Minerals & Commodities (0.1%)
WD-40 Co.	776	23

Milling—Fruit & Grain Producers (1.4%)
Archer Daniels Midland Co.	12,020	255
Corn Products International, Inc.	976	53

		308

Miscellaneous Health Care (0.1%)
*NeighborCare Inc.	1,112	31

Multi-Sector Companies (0.2%)
Lancaster Colony Corp.	868	38

Retail (13.7%)
Wal-Mart Stores, Inc.	47,288	2,462
Costco Wholesale Corp.	9,844	478
*BJ's Wholesale Club, Inc.	1,868	55
*United Natural Foods, Inc.	1,208	34
*Central Garden and Pet Co.	700	27

		3,056

Soap & Household Chemicals (14.2%)
The Procter & Gamble Co.	44,791	2,395
Colgate-Palmolive Co.	11,320	521
The Clorox Co.	3,576	197
Church & Dwight, Inc.	1,654	52

		3,165

Tobacco (11.8%)
Altria Group, Inc.	37,612	2,162
UST, Inc.	3,672	162
Reynolds American Inc.	2,112	160
Carolina Group	1,625	48
Universal Corp. (VA)	772	38
Dimon Inc.	3,096	20
Vector Group Ltd.	1,187	19
Standard Commercial Tobacco Co.	920	17

		2,626

Wholesale & International Trade (0.1%)
*Central European Distribution Corp.	756	20

TOTAL INVESTMENTS
(Cost $21,662)		22,272

OTHER ASSETS AND LIABILITIES-NET (0.1%)		27

NET ASSETS (100%)		$22,299

*Non-income-producing security

Investment Securities: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

At November 30, 2004, the cost of investment securities for tax purposes was $21,662,000. Net unrealized appreciation of investment securities for tax purposes was $610,000, consisting of unrealized gains of $1,458,000 on securities that had risen in value since their purchase and $848,000 in unrealized losses on securities that had fallen in value since their purchase.